Label	Element	Value
Global Beta Smart Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Beta Smart Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Beta Smart Income ETF (the “Fund”) seeks to track the performance (before fees and expenses) of the Global Beta Smart Income Index (the “Target Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. For the fiscal year ended November 30, 2021, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to track the performance (before fees and expenses) of the Target Index. The Target Index is comprised of equity securities of U.S. companies in the highest quintile of the average twelve month trailing dividend yield over each of the prior four quarters in the S&P 900, and that rank in the top half of their respective Global Industry Classification Standard (GICS®) sector classification. The constituent securities of the Target Index are weighted based on their revenue, with each individual index constituent capped at 4.5% at each quarterly rebalance. Any company that has cut or suspended its dividend will be removed from the Target Index at the next quarterly rebalance and will be ineligible for inclusion in the Target Index until it increases or reinstitutes its dividend. In the event that the cut/suspension results in a dividend that, when annualized, would result in a dividend yield below 3.5%, the company will be removed promptly from the Target Index. In addition, index constituents from the energy sector, as classified by GICS®, are capped at 3% in the aggregate in the Target Index at each quarterly rebalance when the price of crude oil, as defined by Crude Oil WTI futures (ticker: CL00), is below its 30 day moving average. As of January 29, 2022, the Target Index was comprised of 92 securities.
The S&P 900 is an investable benchmark for the mid- to large-cap segment of the U.S. equity market (including real estate investment trusts (“REITs”)). As of January 29, 2022 the S&P 900 was comprised of 905 U.S. securities with capitalizations ranging from $2.14 billion to $2.85 trillion. REITs are companies that own or finance income-producing real estate. The Target Index will not match the S&P 900 weighting of each GICS industry.
The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Target Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Target Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Target Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Target Index (e.g., where the Target Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Target Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Target Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Target Index with the same degree of accuracy as would an investment vehicle replicating the entire index.
To the extent that the Target Index concentrates (i.e., holds 25% or more of its net assets) in securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.
The Fund will primarily invest in U.S. companies that are included in the Target Index. The Fund may invest its assets in investments not included in the Target Index, but which Global Beta Advisors LLC (the “Adviser”) believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including exchange-traded funds (“ETFs”) and other investment company securities and cash and cash equivalents, as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.
S&P Dow Jones Indices LLC (the “Index Provider”), in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, compilation, calculation and administration of the Target Index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The Fund is subject to the principal investment risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Index-Related Risk. The Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Fund expects to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.
Risks related to the Index Provider. There is no assurance that the Index Provider will compile the Target Index accurately, or that the Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indexes, and does not guarantee that the Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.
Dividend-Paying Securities Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Large Capitalization Securities Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.
Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Fund (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.
Concentration Risk. To the extent that the Target Index is concentrated in a particular industry, group of industries or sector, the Fund is also expected to be concentrated in that industry, group of industries or sector, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry, group of industries or sector.
ETFs and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.
Factor Risk. The Target Index, and thus the Fund, seeks to achieve the specific factor exposures identified in the Fund’s principal investment strategies above. There can be no assurance that targeting exposure to such factors will enhance the Fund’s performance over time, and targeting exposure to those factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.
Market Events Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains (including business closures), layoffs, volatility in consumer demand and employee availability, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full economic impact and ongoing effects of the COVID-19 pandemic (or other future epidemics or pandemics) at the macro level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund's performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the COVID-19 pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance.
Premium-Discount Risk. Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.
REIT Risk. A REIT is a company that owns or finances income-producing real estate. The Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.
REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free “pass-through” of net investment income and net realized capital gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, the Fund’s exposure to REITs may be subject to volatility. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such areas or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.
Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Target Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Target Index. Conversely, a positive development relating to a security in the Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Target Index. Tracking error may occur due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Target Index. In addition, the Fund’s NAV may deviate from the Target Index if the Fund fair values a portfolio security at a price other than the price used by the Target Index for that security. To the extent the Fund uses a representative sampling strategy to track the Target Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.
Large Shareholder Risk. Certain shareholders, including (i) the Adviser and its owners and officers and (ii) other funds or accounts advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.Turnover Risk. The Fund may engage in frequent and active trading, which may significantly increase the Fund’s portfolio turnover rate. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. For example, a portfolio turnover rate of 300% is equivalent to the Fund buying and selling all of its securities three times during the course of a year. A high portfolio turnover rate would result in high brokerage costs for the Fund, may result in higher taxes when shares are held in a taxable account and lower Fund performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Target Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.globalbetaetf.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Target Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.globalbetaetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest quarterly return was 18.69% for the quarter ended March 31, 2021, and the lowest quarterly return was -35.49% for the quarter ended March 31, 2020.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Period Ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Global Beta Smart Income ETF | Global Beta Smart Income Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Global Beta Smart Income Index(1) (reflects no deduction for fees, expenses, or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	32.49%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2019	[1]
Global Beta Smart Income ETF | S&P 900 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 900 Index(1) (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	28.48%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	22.85%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2019	[1]
Global Beta Smart Income ETF | Global Beta Smart Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBDV
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368
Annual Return 2020	rr_AnnualReturn2020	(7.49%)
Annual Return 2021	rr_AnnualReturn2021	32.09%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.09%
Since Inception	rr_AverageAnnualReturnSinceInception	10.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2019
Global Beta Smart Income ETF | Global Beta Smart Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	30.92%
Since Inception	rr_AverageAnnualReturnSinceInception	9.23%
Global Beta Smart Income ETF | Global Beta Smart Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	19.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.78%
Global Beta Low Beta ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Beta Low Beta ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Beta Low Beta ETF (the “Fund”) seeks to track the performance (before fees and expenses) of the Global Beta Low Beta Factor Index (the “Target Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. For the fiscal year ended November 30, 2021, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the performance (before fees and expenses) of the Target Index. The Target Index is comprised of equity securities of U.S. companies from the S&P 500 in the lowest quintile (i.e., the lowest 20% of the S&P 500) based on their twelve month trailing beta relative to the S&P 500. Beta is a measure of the relative volatility of a security as compared to the market. The constituent securities of the Target Index are weighted based on their revenue, with each individual index constituent capped at 5% at each quarterly rebalance. As of January 29, 2022, the Target Index was comprised of 101 securities. The S&P 500 is an investable benchmark for the large-cap segment of the U.S. equity market (including real estate investment trusts (“REITs”)). As of January 29, 2022, the S&P 500 was comprised of 505 U.S. securities with capitalizations ranging from $5.13 billion to $2.85 trillion. REITs are companies that own or finance income-producing real estate.
The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Target Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Target Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Target Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Target Index (e.g., where the Target Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Target Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Target Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Target Index with the same degree of accuracy as would an investment vehicle replicating the entire index.
To the extent that the Target Index concentrates (i.e., holds 25% or more of its net assets) in securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of January 29, 2022, the Target Index was concentrated in the Health Care and Consumer Staples sectors.
The Fund will primarily invest in U.S. companies that are included in the Target Index. The Fund may invest its assets in investments not included in the Target Index, but which Global Beta Advisors LLC (the “Adviser”) believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including exchange-traded funds (“ETFs”) and other investment company securities and cash and cash equivalents, as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.
The Fund is classified as “non-diversified” under the 1940 Act, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
S&P Dow Jones Indices LLC (the “Index Provider”), in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, compilation, calculation and administration of the Target Index. Subject to the Index Provider’s ownership of the S&P 500, the Target Index, the values thereof, and the specifications provided by the Adviser to the Index Provider, are proprietary to the Adviser. The Adviser may from time to time request that the Index Provider make changes to the specifications of the Target Index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The Fund is subject to the principal investment risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Market Events Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains (including business closures), layoffs, volatility in consumer demand and employee availability, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full economic impact and ongoing effects of the COVID-19 pandemic (or other future epidemics or pandemics) at the macro level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund's performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the COVID-19 pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance.
Factor Risk. The Target Index, and thus the Fund, seeks to achieve the specific factor exposures identified in the Fund’s principal investment strategies above. There can be no assurance that targeting exposure to such factors will enhance the Fund’s performance over time, and targeting exposure to those factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.
Low Beta Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices. There is a risk that the present and future volatility of a security will not be the same as it has historically been and thus that the Target Index will not be exposed to less volatile securities.
Index-Related Risk. The Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Fund expects to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.
Risks related to the Index Provider. There is no assurance that the Index Provider will compile the Target Index accurately, or that the Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indexes, and does not guarantee that the Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.
Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Target Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Target Index. Conversely, a positive development relating to a security in the Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Target Index. Tracking error may occur due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Target Index. In addition, the Fund’s NAV may deviate from the Target Index if the Fund fair values a portfolio security at a price other than the price used by the Target Index for that security. To the extent the Fund uses a representative sampling strategy to track the Target Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.
Premium-Discount Risk. Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.
Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Concentration Risk. To the extent that the Target Index is concentrated in a particular industry, group of industries or sector, the Fund is also expected to be concentrated in that industry, group of industries or sector, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry, group of industries or sector.
Consumer Staples Sector Risk. The consumer staples sector may be affected by, among other things, marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.
Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Large Capitalization Securities Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
ETFs and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.
REIT Risk. A REIT is a company that owns or finances income-producing real estate. The Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.
REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free “pass-through” of net investment income and net realized capital gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, the Fund’s exposure to REITs may be subject to volatility. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such areas or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.
Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Fund (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.
Large Shareholder Risk. Certain shareholders, including (i) the Adviser and its owners and officers and (ii) other funds or accounts advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
Turnover Risk. The Fund may engage in frequent and active trading, which may significantly increase the Fund’s portfolio turnover rate. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. For example, a portfolio turnover rate of 300% is equivalent to the Fund buying and selling all of its securities three times during the course of a year. A high portfolio turnover rate would result in high brokerage costs for the Fund, may result in higher taxes when shares are held in a taxable account and lower Fund performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Target Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.globalbetaetf.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Target Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.globalbetaetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest quarterly return was 10.53% for the quarter ended December 31, 2021, and the lowest quarterly return was 0.07% for the quarter ended September 30, 2021.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.07%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Period Ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Global Beta Low Beta ETF | Global Beta Low Beta Factor Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Global Beta Low Beta Factor Index(1) (reflects no deduction for fees, expenses, or taxes)	[4]
1 Year	rr_AverageAnnualReturnYear01	23.50%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	22.97%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2020	[4]
Global Beta Low Beta ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index(1) (reflects no deduction for fees, expenses or taxes)	[4]
1 Year	rr_AverageAnnualReturnYear01	28.71%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	32.81%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2020	[4]
Global Beta Low Beta ETF | Global Beta Low Beta ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBLO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368
Annual Return 2021	rr_AnnualReturn2021	22.80%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.80%
Since Inception	rr_AverageAnnualReturnSinceInception	22.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2020
Global Beta Low Beta ETF | Global Beta Low Beta ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.79%
Since Inception	rr_AverageAnnualReturnSinceInception	21.57%
Global Beta Low Beta ETF | Global Beta Low Beta ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	13.99%
Since Inception	rr_AverageAnnualReturnSinceInception	17.12%
Global Beta Rising Stars ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Beta Rising Stars ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Beta Rising Stars ETF (the “Fund”) seeks to track the performance (before fees and expenses) of the FactSet Rising Stars Index (the “Target Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. For the fiscal year ended November 30, 2021, the Fund’s portfolio turnover rate was 312% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	312.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the performance (before fees and expenses) of the Target Index, which is comprised of 100 U.S.-listed companies with operations in the technology sector and that are selected based on a combination of valuation- and growth-related factors. The Target Index may include small, medium, and large capitalization companies.
The Target Index is expected to be predominantly comprised of companies in the technology sector and concentrated (i.e., hold 25% or more of its net assets) in companies in the software sub-industry. To the extent that the Target Index concentrates in securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.
The Target Index’s construction begins with the universe of the 3,000 largest companies by market capitalization whose equity securities are listed on either the New York Stock Exchange or the Nasdaq Stock Market, LLC. Such companies are then screened to keep only companies with a minimum market capitalization of $500 million and whose equity securities meet certain liquidity thresholds (the remaining companies collectively, the “Index Universe”).
For each company in the Index Universe, the Target Index evaluates each company’s valuation relative to its sales growth rate over the prior year. Specifically, the Target Index’s methodology calculates the difference between each company’s recent year-over-year sales growth rate and the annual sales growth rate that would be needed over the next 10 years to justify the company’s current market valuation based primarily on the company’s price-to-sales ratio (such difference, the “Excess Growth Rate”). Companies in the Index Universe whose Excess Growth Rate ranks in the top 75% of companies in the Index Universe are eligible to be included in the Target Index (the “Eligible Companies”).
The Eligible Companies are then evaluated based on the following growth-related factors: market share growth, industry growth, and, to a lesser extent, operating margin growth. Each Eligible Company receives a score for each of the factors. The results for all Eligible Companies for a given factor (e.g., market share growth) are then ranked, and companies whose results rank in the top 20% (i.e., the top quintile) of results receive the highest score while companies in each of the lower quintiles receive scores that decrease with each quintile. Because certain factors are focused on revenue from sub-industries within the technology sector, the scores with respect to such factors will favor companies earning all or a significant portion of their revenue from the technology sector.

Market Share Growth Rate
This factor looks at a company’s year-over-year market share growth rate in sub-industries within the technology sector. A company’s rank will be higher if its combined weighted average market share growth rate across all technology sub-industries is higher than other companies. The weighted average is based on the company's percent of revenues earned in a particular sub-industry.

Industry Growth	This factor looks at technology sub-industries’ year-over-year revenue growth rate. A company’s rank will be higher if the growth rate of the sub-industries it earns revenues from is higher than sub-industries that other companies participate in. This is factored on a weighted average basis. The weighted average is based on the company's percent of revenues earned in that particular sub-industry.
Operating Margin Growth	This factor looks at the year-over-year growth rate of a company’s operating margin. A company’s rank will be higher if its operating margin growth rate is higher.
The Target Index is reconstituted and rebalanced quarterly. At the time of each reconstitution of the Target Index, the 100 Eligible Companies with the highest cumulative scores for the above factors are included in the Target Index and are weighted based on their cumulative scores relative to each other.
The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Target Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Target Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Target Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Target Index (e.g., where the Target Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Target Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Target Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Target Index with the same degree of accuracy as would an investment vehicle replicating the entire index.
The Fund will primarily invest in U.S. companies that are included in the Target Index. The Fund may invest its assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including exchange-traded funds (“ETFs”) and other investment company securities and cash and cash equivalents, as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.
The Fund is classified as “non-diversified” under the 1940 Act, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
FactSet Research Systems Inc. (the “Index Provider”), in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, compilation, and administration of the Target Index. The Adviser may from time to time request that the Index Provider make changes to the specifications of the Target Index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The Fund is subject to the principal investment risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Market Events Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains (including business closures), layoffs, volatility in consumer demand and employee availability, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full economic impact and ongoing effects of the COVID-19 pandemic (or other future epidemics or pandemics) at the macro level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund's performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the COVID-19 pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance.
Factor Risk. The Target Index, and thus the Fund, seeks to achieve the specific factor exposures identified in the Fund’s principal investment strategies above. There can be no assurance that targeting exposure to such factors will enhance the Fund’s performance over time, and targeting exposure to those factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.
Growth Securities Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.
Volatility Risk. There is a risk that the present and future volatility of a security will not be the same as it historically has been and thus that the Target Index will not be exposed to less volatile securities. Volatile stocks are subject to sharp swings in value.
Index-Related Risk. The Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Fund expects to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.
Risks related to the Index Provider. There is no assurance that the Index Provider will compile the Target Index accurately, or that the Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indexes, and does not guarantee that the Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.
Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Target Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Target Index. Conversely, a positive development relating to a security in the Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Target Index. Tracking error may occur due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Target Index. In addition, the Fund’s NAV may deviate from the Target Index if the Fund fair values a portfolio security at a price other than the price used by the Target Index for that security. To the extent the Fund uses a representative sampling strategy to track the Target Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.
Premium-Discount Risk. Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.
Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Concentration Risk. To the extent that the Target Index is concentrated in a particular industry, group of industries or sector, the Fund is also expected to be concentrated in that industry, group of industries or sector, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry, group of industries or sector.
Technology Sector Risk. Technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
Software Industry Risk. Software companies are subject to the risks of companies in the technology sector (see above), as well as the following additional risks. Software companies can be significantly affected by aggressive pricing, changing domestic demand, the availability and price of components, cyclical market patterns, evolving industry standards, and frequent new product introductions. The success of software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. Many software companies rely on intellectual property laws to protect their proprietary rights in their products and technologies, and there can be no assurance that a company will be able to prevent misappropriation of technology or that competitors will not independently develop comparable or superior technologies.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Large Capitalization Securities Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
Small- and Mid-Capitalization Securities Risk. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
ETFs and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.
Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Fund (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.
Large Shareholder Risk. Certain shareholders, including (i) the Adviser and its owners and officers and (ii) other funds or accounts advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
Turnover Risk. The Fund may engage in frequent and active trading, which may significantly increase the Fund’s portfolio turnover rate. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. For example, a portfolio turnover rate of 300% is equivalent to the Fund buying and selling all of its securities three times during the course of a year. A high portfolio turnover rate would result in high brokerage costs for the Fund, may result in higher taxes when shares are held in a taxable account and lower Fund performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Target Index and a broad measure of market performance. Effective December 21, 2020, the Fund's underlying index was changed from the Global Beta Momentum-Growth Factor Index (“Former Target Index”) to the Target Index. The Former Target Index was comprised of equity securities of U.S. companies from the S&P 500 in the highest quintile (i.e., the highest 20% of the S&P 500) based on their year-over-year revenue growth rate, as measured by their most recently reported quarterly revenue as compared to the quarterly revenue reported four quarters ago. Fund performance shown below prior to December 21, 2020 reflects the Fund seeking to track the performance of the Former Target Index and Fund performance shown below beginning December 21, 2020 reflects the Fund seeking to track the performance of the Target Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.globalbetaetf.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Target Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.globalbetaetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest quarterly return was 6.69% for the quarter ended June 30, 2021, and the lowest quarterly return was -7.93% for the quarter ended September 30, 2021.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.93%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Period Ended December 31, 2021
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 21, 2020, the Fund's underlying index was changed from the Global Beta Momentum-Growth Factor Index (“Former Target Index”) to the Target Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Global Beta Rising Stars ETF | Blended FactSet Rising Stars Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Blended FactSet Rising Stars Index(1) (reflects no deduction for fees, expenses, or taxes)	[7]
1 Year	rr_AverageAnnualReturnYear01	3.24%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	11.24%	[7],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2020	[7]
Global Beta Rising Stars ETF | Blended S&P 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Blended S&P 1500 Index(1)(3) (reflects no deduction for fees, expenses or taxes)	[7],[9]
1 Year	rr_AverageAnnualReturnYear01	28.45%	[7],[9]
Since Inception	rr_AverageAnnualReturnSinceInception	33.20%	[7],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2020	[7]
Global Beta Rising Stars ETF | Global Beta Rising Stars ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBGR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[10]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368
Annual Return 2021	rr_AnnualReturn2021	3.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	11.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2020
Global Beta Rising Stars ETF | Global Beta Rising Stars ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	11.18%
Global Beta Rising Stars ETF | Global Beta Rising Stars ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	8.67%

[1]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[2]	Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the “Board”) of Global Beta ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.
[3]	Expenses have been restated to reflect current fees.
[4]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[5]	Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the “Board”) of Global Beta ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.
[6]	Expenses have been restated to reflect current fees.
[7]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[8]	The FactSet Rising Stars Index performance information reflects the blended performance of the Global Beta Momentum-Growth Factor Index through December 18, 2020 and the FactSet Rising Stars Index thereafter.
[9]	In connection with the change of the Fund’s underlying index, effective December 18, 2020, the Fund’s benchmark index changed from the S&P 500 Index to the S&P 1500 Index.
[10]	Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the “Board”) of Global Beta ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.
[11]	Expenses have been restated to reflect current fees.